UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        11/14/2001


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           45

Form 13F Information Table Value Total: $         159,348



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107     2901   355900 SH       SOLE                   347900              8000
ALCATEL ALSTHOM                COM              013904305      168    14500 SH       SOLE                    14500
AMERADA HESS CORP.             COM              023551104     5328    83900 SH       SOLE                    83900
AT&T CORP                      COM              001957109     4543   235400 SH       SOLE                   235400
AT&T CORP WIRELESS GROUP       COM              00209A106     5800   388200 SH       SOLE                   388200
BOEING CO                      COM              097023105     2010    60000 SH       SOLE                    60000
CONOCO INC                     COM              208251504     4100   161800 SH       SOLE                   161800
CORNING INC COM                COM              219350105     3020   342400 SH       SOLE                   338200              4200
COSTCO WHOLESALE CORP.         COM              22160K105     4303   121000 SH       SOLE                   121000
DEUTSCHE TELEKOM AG ADR        COM              251566105      222    14300 SH       SOLE                    14300
DU PONT E I DE NEMOURS         COM              263534109     1298    34600 SH       SOLE                    34600
EMC CORP                       COM              268648102     1057    90000 SH       SOLE                    90000
FOREST OIL CORP                COM              346091705     6081   245200 SH       SOLE                   242200              3000
GATEWAY INC                    COM              367626108     1553   284900 SH       SOLE                   284900
GENERAL MTRS CORP COM          COM              370442105     4290   100000 SH       SOLE                    98000              2000
HALLIBURTON CO COM             COM              406216101     5987   265500 SH       SOLE                   263500              2000
HEALTH MANAGEMENT CL A         COM              421933102     3571   172000 SH       SOLE                   172000
HEWLETT PACKARD                COM              428236103     6457   402300 SH       SOLE                   402300
HOME DEPOT INC COM             COM              437076102     1918    50000 SH       SOLE                    50000
HONEYWELL INC COM              COM              438516106     2658   100700 SH       SOLE                   100700
HUMANA INC                     COM              444859102     7360   610300 SH       SOLE                   605300              5000
INTEL CORP.                    COM              458140100     5891   288200 SH       SOLE                   285200              3000
INTERNATIONAL PAPER            COM              460146103     2334    67000 SH       SOLE                    65000              2000
MICROSOFT CORP COM             COM              594918104     3019    59000 SH       SOLE                    57000              2000
MOTOROLA INC COM               COM              620076109      794    50900 SH       SOLE                    50900
NEXTEL COMMUNICATIONS          COM              65332V103     5410   626100 SH       SOLE                   621100              5000
NORTEL NETWORKS                COM              656568102     1393   248300 SH       SOLE                   238300             10000
OXFORD HEALTH PLANS INC        COM              691471106     5620   197900 SH       SOLE                   197900
PHILLIPS PETROLEUM             COM              718507106     2681    49700 SH       SOLE                    49700
RAYTHEON CO                    COM              755111507     5980   172100 SH       SOLE                   172100
RITE AID CORP.                 COM              767754104     1158   150000 SH       SOLE                   150000
SCHWAB CHARLES CP NEW          COM              808513105     2799   243400 SH       SOLE                   243400
SOLECTRON CORP COM             COM              834182107     3410   292700 SH       SOLE                   284700              8000
SPRINT CORP                    COM              852061100     5801   241600 SH       SOLE                   241600
SPRINT PCS GROUP               COM              852061506     2939   111800 SH       SOLE                   111800
SUN MICROSYSTEMS               COM              866810104     1567   189500 SH       SOLE                   189500
SUNOCO INC.                    COM              86764p109     4699   132000 SH       SOLE                   130300              1700
TESORO PETROLEUM CORP          COM              881609101     5124   430600 SH       SOLE                   423400              7200
TEXAS INSTRUMENTS              COM              882508104      587    23500 SH       SOLE                    23500
UNITED TECHNOLOGIES CORP       COM              913017109     3255    70000 SH       SOLE                    68000              2000
UNOCAL CORP.                   COM              915289102     3084    94900 SH       SOLE                    94900
USX MARATHON GRP NEW           COM              902905827     6789   253800 SH       SOLE                   250800              3000
VALERO ENERGY CORP.            COM              91913y100     2808    80000 SH       SOLE                    80000
WORLDCOM INC. - WORLDCOM GROUP COM              98157D106     5360   356400 SH       SOLE                   350400              6000
YAHOO! INC                     COM              984332106     2219   251900 SH       SOLE                   251900